Subsequent Events	2 Months Ended	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent events

Note 8 - Subsequent events

In March 2018, the Company issued equity awards under the 2017 Equity Incentive Plan to purchase 883,334 shares of Class A common stock to officers, directors, employees and consultants.

On April 26, 2018, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) by and among the Company, Lola One Acquisition Corporation, a Delaware corporation (“Lola One”), and Lola One Acquisition Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Lola One (“Acquisition Sub”). Pursuant to the terms of the Merger Agreement, on April 27, 2018, Acquisition Sub merged with and into the Company with the Company continuing as the surviving corporation and as a wholly owned subsidiary of Lola One (the “Merger”). Each issued and outstanding share of Class B common stock of the Company was converted into 1.4583333 shares of common stock of Lola One effective at the time of the Merger (the “Effective Time”). The Merger will be accounted for as a reverse recapitalization, with the Company considered the acquirer for accounting purposes. The Company’s equity awards for 883,334 shares of Class A common stock issued and outstanding immediately prior to the closing of the Merger were assumed and converted into equity awards for 1,288,195 shares of common stock of Lola One.

The Company will be party to the 2018 Equity Incentive Plan. 2,529,000 shares of common stock will be available for awards granted under the 2018 Plan, inclusive of 1,288,195 shares subject to options originally granted under the 2017 Plan.

Following the Effective Time of the Merger, on April 27, 2018, Lola One held an initial closing of a private placement offering (the “Offering”) in which it sold to accredited investors 2,126,652 shares of its common stock at a price of $1.50 per share (the “Offering Price”). Also, Lola One granted the investors in the Offering registration rights requiring it to register those shares of common stock for public resale. The pre-Merger stockholders of the Company and Lola One became parties to the registration rights agreement and became entitled to such registration rights. Concurrent with the initial closing, other investors purchased 895,829 shares of Lola One’s common stock at a discounted price of $1.20 per share for aggregate gross proceeds of approximately $1,075,000 to Lola One.

In connection with the Offering, Lola One agreed to pay its placement agent, a U.S. registered broker-dealer, or the Placement Agent, (i) a cash commission of 10% of the gross proceeds raised from investors in the Offering introduced by them, and to issue to the Placement Agent warrants to purchase a number of shares of common stock equal to 10% of the number of shares of common stock sold to investors in the Offering introduced by them, with a term of five years from the initial closing date of the Offering, or any subsequent closing at an exercise price of $1.50 per share.

Note 9 - Subsequent events

In March 2018, the Company issued equity awards under the 2017 Equity Incentive Plan to purchase 883,334 shares of Class A common stock to officers, directors, employees and consultants.

On April 26, 2018, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) by and among the Company, Lola One Acquisition Corporation, a Delaware corporation (“Lola One”), and Lola One Acquisition Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Lola One (“Acquisition Sub”). Pursuant to the terms of the Merger Agreement, on April 27, 2018, Acquisition Sub merged with and into the Company with the Company continuing as the surviving corporation and as a wholly owned subsidiary of Lola One (the “Merger”). Each issued and outstanding share of Class B common stock of the Company was converted into 1.4583333 shares of common stock of Lola One effective at the time of the Merger (the “Effective Time”). The Merger will be accounted for as a reverse recapitalization, with the Company considered the acquirer for accounting purposes. The Company’s equity awards for 883,334 shares of Class A common stock issued and outstanding immediately prior to the closing of the Merger were assumed and converted into equity awards for 1,288,195 shares of common stock of Lola One.

The Company will be a party to the 2018 Equity Incentive Plan. 2,529,000 shares of common stock will be available for awards granted under the 2018 Plan, inclusive of 1,288,195 shares subject to options originally granted under the 2017 Plan.

Following the Effective Time of the Merger, on April 27, 2018, Lola One held an initial closing of a private placement offering (the “Offering”) in which it sold to accredited investors 2,126,652 shares of its common stock at a price of $1.50 per share (the “Offering Price”). Also, Lola One granted the investors in the Offering registration rights requiring it to register those shares of common stock for public resale. The pre-Merger stockholders of the Company and Lola One became parties to the registration rights agreement and became entitled to such registration rights. Concurrent with the initial closing, other investors purchased 895,829 shares of Lola One’s common stock at a discounted price of $1.20 per share for aggregate gross proceeds of approximately $1,075,000 to Lola One.

In connection with the Offering, Lola One agreed to pay its placement agent, a U.S. registered broker-dealer, or the Placement Agent, (i) a cash commission of 10% of the gross proceeds raised from investors in the Offering introduced by them, and to issue to the Placement Agent warrants to purchase a number of shares of common stock equal to 10% of the number of shares of common stock sold to investors in the Offering introduced by them, with a term of five years from the initial closing date of the Offering, or any subsequent closing, at an exercise price of $1.50 per share.